ACQUISITIONS AND DISPOSALS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Gain Realized on Disposal
RMB
Fair value of retained noncontrolling investment	151,355
Disposition of net assets	92,501
Gain on disposal of Beijing Century Friendship and BPMC	58,854

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The Company has completed the valuations necessary, with the assistance of an independent third-party valuation firm, to assess the fair values of the tangible and intangible assets acquired, liabilities assumed and the noncontrolling interest, resulting a goodwill was recognized as of the acquisition date. The valuation utilized generally accepted valuation methodologies including the income, market and cost approaches. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interest as of October 8, 2018, the date of acquisition:

RMB
Current assets	47,827
Property, plant and equipment, net	17,297
Intangible assets*	454,013
Long term investments	300,504
Other non-current assets	108,322
Deferred tax assets	185
Goodwill	165,171
Current liabilities	(61,454)
Non-current liability	(165,436)
Deferred tax liabilities	(113,340)
Non-controlling interests	(99,480)
Total	653,609

RMB
Total purchase price is comprised of:
- Cash consideration	570,600
- fair value of previously hold equity interests	520,625
- effective extinguishment of loans from the acquisition	(437,616)
Total	653,609

Schedule of pro forma results
	Unaudited Supplemental Pro Forma
	For the year ended December 31,
	2017	2018	2018
	RMB	RMB	US$

Net revenues	4,569	12,056	1,753
Net loss	(70,018)	(63,159)	(9,186)

JWYK [Member]
Schedule of Breakdown of Assets and Liabilities Attributed to Discontinued Operations
The carrying value of assets and liabilities of Beijing Century Friendship and BPMC as of April 6, 2017 (the date of disposal), are as follows:

RMB
Current assets	18,035
Deposit for operating license	109,581
Other non-current assets	45
Current liabilities	(35,152)
Noncontrolling interests	(8)
Net assets disposed	92,501

CHS [Member]
Schedule of actual results from acquisition date
	For the Years Ended December 31,
	2018
	RMB	US$

Net revenues	4,827	702
Net loss	(5,639)	(820)